Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Information [Line Items]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM regularly reviews revenues, operating expenses by function, and cash balances. The CODM also reviews stock-based compensation expense separately from the consolidated statements of operations and Adjusted EBITDA. Cash balances are based on the amounts reported in the consolidated balance sheets The CODM uses Adjusted EBITDA to evaluate operating performance, compare actual results to budgets and forecasts, and support capital allocation and strategic planning decisions.
Number of reportable segment	1
Number of operating segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer